Document And Entity Information	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Yellow Corporation
Entity Central Index Key	0000716006
Entity Emerging Growth Company	false
Securities Act File Number	0-12255
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	501 Commerce Street, Suite 1120
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(913)
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	YELL
Security Exchange Name	NASDAQ